Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share ("EPS")	Earnings Per Share (“EPS”)
Basic EPS represents income available to common shareholders divided by the weighted-average number of common shares outstanding during the year. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common shares (such as stock options) were exercised or converted into additional common shares that would then share in the earnings of the Company. Diluted EPS is computed by dividing net income attributable to common shareholders by the weighted-average number of common shares outstanding for the year, plus the effect of potential dilutive common share equivalents computed using the treasury stock method. There were no securities that had a dilutive effect during the year ended December 31, 2020. Shares held by the ESOP that have not been allocated or committed to be allocated to employees in accordance with the terms of the ESOP, referred to as “unallocated ESOP shares,” are not deemed outstanding for earnings per share calculations.

	For the Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands, except per share data)
Net income applicable to common shares:
Net income from continuing operations	$186,511	$145,531	$8,861
Net income from discontinued operations	13,248	9,134	13,877
Total net income	$199,759	$154,665	$22,738

Average number of common shares outstanding	179,529,613	186,713,020	186,663,593
Less: Average unallocated ESOP shares	(14,019,256)	(14,520,684)	(14,851,058)
Average number of common shares outstanding used to calculate basic earnings per common share	165,510,357	172,192,336	171,812,535
Common stock equivalents - restricted stock awards and units	138,214	59,721	—
Average number of common shares outstanding used to calculate diluted earnings per common share	165,648,571	172,252,057	171,812,535

Basic earnings per share
Basic earnings per share from continuing operations	$1.13	$0.85	$0.05
Basic earnings per share from discontinued operations	0.08	0.05	0.08
Basic earnings per share	$1.21	$0.90	$0.13

Diluted earnings per share
Diluted earnings per share from continuing operations	$1.13	$0.85	$0.05
Diluted earnings per share from discontinued operations	0.08	0.05	0.08
Diluted earnings per share	$1.21	$0.90	$0.13